As filed with the Securities and Exchange Commission on May 18, 2011

Securities Act File No. 2-21301

Investment Company Act File No. 811-483

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.70

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 70	☒

(Check appropriate box or boxes)

ELFUN TRUSTS

(Exact Name of Registrant as Specified in Charter)

3001 Summer Street

Stamford, Connecticut 06905

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 326-4040

Matthew J. Simpson, Esq.

Executive Vice President, General Counsel & Secretary

c/o GE Asset Management Incorporated

3001 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485

☐	on (date) Pursuant to Paragraph (b) of Rule 485

☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485

☐	on (date) Pursuant to Paragraph (a)(1) of Rule 485

☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485

☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 70 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 69 on Form N-1A filed April 29, 2011. This PEA No. 70 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 69 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on the 18th day of May, 2011.

By: /s/ Dmitri Stockton

Dmitri Stockton
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ DMITRI STOCKTON Dmitri Stockton	Chairman and Chief Executive Officer (Principal Executive Officer)	May 18, 2011

/s/ GEORGE BICHER George Bicher**	Trustee	May 18, 2011

/s/ PAUL M. COLONNA Paul M. Colonna*	Trustee	May 18, 2011

/s/ MICHAEL J. COSGROVE Michael J. Cosgrove*	Trustee	May 18, 2011

/s/ RALPH R. LAYMAN Ralph R. Layman*	Trustee	May 18, 2011

/s/ MATTHEW J. SIMPSON Matthew J. Simpson	Trustee and Secretary	May 18, 2011

/s/ TRACIE WINBIGLER Tracie Winbigler**	Trustee	May 18, 2011

/s/ DONALD W. TOREY Donald W. Torey*	Trustee	May 18, 2011

/s/ JOHN J. WALKER John J. Walker*	Trustee	May 18, 2011

/s/ DAVID WIEDERECHT David Wiederecht*	Trustee	May 18, 2011

/s/ EUNICE TSANG Eunice Tsang	Treasurer (Principal Financial Officer)	May 18, 2011

/s/ MATTHEW J. SIMPSON
Matthew J. Simpson

*	Signature affixed by Matthew J. Simpson pursuant to a power of attorney dated April 14, 2008.
**	Signature affixed by Matthew J. Simpson pursuant to a power of attorney dated April 14, 2011.

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase